Putnam Focused Large Cap Value ETF
The fund's portfolio
5/31/25 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Northrop Grumman Corp.	122,967	$59,610,713

		59,610,713
Air freight and logistics (1.8%)
FedEx Corp.	254,426	55,490,311

		55,490,311
Automobiles (1.9%)
General Motors Co.	1,143,167	56,712,515

		56,712,515
Banks (7.0%)
Bank of America Corp.	1,902,686	83,965,533
Citigroup, Inc.	1,663,444	125,290,602

		209,256,135
Beverages (3.0%)
Coca-Cola Co. (The)	1,271,398	91,667,796

		91,667,796
Biotechnology (2.0%)
AbbVie, Inc.	211,974	39,450,481
Regeneron Pharmaceuticals, Inc.	40,345	19,780,347

		59,230,828
Building products (1.9%)
Johnson Controls International PLC	574,603	58,247,506

		58,247,506
Capital markets (6.0%)
BlackRock, Inc.	43,659	42,781,018
Charles Schwab Corp. (The)	722,055	63,786,339
Goldman Sachs Group, Inc. (The)	120,526	72,369,837

		178,937,194
Chemicals (3.2%)
Corteva, Inc.	818,503	57,950,012
Eastman Chemical Co.	488,312	38,269,011

		96,219,023
Communications equipment (3.1%)
Cisco Systems, Inc.	1,466,734	92,462,911

		92,462,911
Consumer finance (3.2%)
Capital One Financial Corp.	509,235	96,321,800

		96,321,800
Consumer staples distribution and retail (6.3%)
BJ's Wholesale Club Holdings, Inc.(NON)	593,290	67,166,361
Walmart, Inc.	1,233,135	121,735,087

		188,901,448
Electric utilities (6.1%)
NextEra Energy, Inc.	748,597	52,880,892
NRG Energy, Inc.	476,554	74,294,769
PPL Corp.	1,579,606	54,891,309

		182,066,970
Financial services (1.7%)
Apollo Global Management, Inc.	389,238	50,869,514

		50,869,514
Health care providers and services (4.7%)
McKesson Corp.	127,258	91,563,404
UnitedHealth Group, Inc.	164,419	49,639,740

		141,203,144
Hotels, restaurants, and leisure (2.8%)
Hilton Worldwide Holdings, Inc.	339,045	84,232,340

		84,232,340
Household durables (1.8%)
PulteGroup, Inc.	550,898	54,004,531

		54,004,531
Industrial REITs (2.0%)
Prologis, Inc.(R)	542,190	58,881,834

		58,881,834
Insurance (3.2%)
American International Group, Inc.	1,118,163	94,641,316

		94,641,316
Life sciences tools and services (2.3%)
Thermo Fisher Scientific, Inc.	169,070	68,104,777

		68,104,777
Machinery (1.7%)
Ingersoll Rand, Inc.	636,827	51,990,556

		51,990,556
Media (1.1%)
Charter Communications, Inc. Class A(NON)	84,805	33,605,677

		33,605,677
Metals and mining (2.1%)
Freeport-McMoRan, Inc.	1,654,401	63,661,350

		63,661,350
Oil, gas, and consumable fuels (6.4%)
ConocoPhillips	636,809	54,351,648
Exxon Mobil Corp.	975,474	99,790,990
Valero Energy Corp.	297,098	38,316,729

		192,459,367
Passenger airlines (2.6%)
Southwest Airlines Co.	2,346,385	78,322,331

		78,322,331
Pharmaceuticals (3.7%)
AstraZeneca PLC ADR (United Kingdom)	644,348	46,927,865
Sanofi ADR (France)	1,314,781	64,910,738

		111,838,603
Semiconductors and semiconductor equipment (1.4%)
Qualcomm, Inc.	297,041	43,130,353

		43,130,353
Software (4.2%)
Microsoft Corp.	169,413	77,990,969
Oracle Corp.	285,173	47,204,687

		125,195,656
Specialized REITs (0.3%)
Gaming and Leisure Properties, Inc.(R)	198,502	9,270,044

		9,270,044
Technology hardware, storage, and peripherals (1.7%)
Seagate Technology Holdings PLC	423,751	49,977,193

		49,977,193
Tobacco (3.0%)
Philip Morris International, Inc.	507,096	91,576,467

		91,576,467
Trading companies and distributors (1.0%)
United Rentals, Inc.	42,493	30,101,191

		30,101,191
Wireless telecommunication services (1.7%)
T-Mobile US, Inc.	212,672	51,509,158

		51,509,158

Total common stocks (cost $2,769,182,846)		$2,909,700,552

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.03%(AFF)	61,760,370	$61,760,370

Total short-term investments (cost $61,760,370)		$61,760,370
TOTAL INVESTMENTS

Total investments (cost $2,830,943,216)		$2,971,460,922

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through May 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Focused Large Cap Value ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF that operates pursuant to an exemptive order from the SEC.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $3,003,093,894.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/25
Short-term investments
	Putnam Government Money Market Fund Class P†	$25,501,210	$204,689,182	$168,430,022	$1,435,453	$61,760,370

	Total Short-term investments	$25,501,210	$204,689,182	$168,430,022	$1,435,453	$61,760,370
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$85,114,835	$—	$—
Consumer discretionary	194,949,386	—	—
Consumer staples	372,145,711	—	—
Energy	192,459,367	—	—
Financials	630,025,959	—	—
Health care	380,377,352	—	—
Industrials	333,762,608	—	—
Information technology	310,766,113	—	—
Materials	159,880,373	—	—
Real Estate	68,151,878	—	—
Utilities	182,066,970	—	—

Total common stocks	2,909,700,552	—	—
Short-term investments	61,760,370	—	—

Totals by level	$2,971,460,922	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com